Message From The Chairman and The Investment Advisor       Brenton Mutual Funds
-------------------------------------------------------------------------------

Dear Shareholders:

The stock and bond markets continued their spectacular rally through the typically slow days of summer, although confidence has waned somewhat going into October. The fears of 1994 are a distant memory in investors' minds and cash flows into equity mutual funds continue at a brisk pace. The consensus opinion on the economy continues to be one of slow growth and low inflation, with market participants searching for leadership. As we have noted in the past, economic statistics continue to be erratic, and the market may be giving too much credence to individual numbers, thereby creating a high degree of volatility.

Many factors will play key roles in the direction of our markets going forward. A credible balanced budget program is at the top of this list. The United States needs to show investors, both domestic and foreign, that it can operate within its means. The level of economic growth will also determine the markets' direction, as the Fed determines whether it has stifled growth through its tightening of monetary policy. Despite these uncertainties, the domestic stock markets have continued their bull run, and interest rates have steadily declined. As the economic variables substantiate themselves over the next several months, we will continue to seek favorable opportunities to invest the assets you have entrusted with us.

INTERMEDIATE U.S. GOVERNMENT FUND AND INTERMEDIATE TAX-FREE FUND

The Federal Reserve has adopted a "wait-and-see" position following its most recent move, which was a 25 basis-point decrease in the Fed Funds rate in July of 1995. In the interim, longer-term rates--from the one-year Treasury note to the 30-year Treasury bond--have decreased by 150 to 200 basis-points. The market appears to be prompting the Fed to lower interest rates at its next meeting. Growth appears to have slowed enough for the Fed to lower rates, and with the elections around the corner, the Fed may shift its concentration somewhat from controlling inflation to providing consistent growth. Despite continual criticism, the Fed has maintained its objectivity and held inflation in check over the last several years. Many of our trading partners have also witnessed low inflation, which leads us to believe that inflation should become a secondary objective to steady growth. We have moved the duration of the Intermediate U.S. Government Fund out somewhat in response to our assumption that interest rates will ease. However, the overall portfolio remains neutral based on our longer-term assumption that we will remain in a trading range as inflation continues to be subdued.

Credit quality continues to be high in both Funds, with all securities in the Intermediate U.S. Government Fund rated AAA, and the average credit quality in the Intermediate Tax-Free Fund rate AA.

SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND IT AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.

-------------------------------------------------------------------------------

Message From The Chairman and The Investment Advisor       Brenton Mutual Funds
-------------------------------------------------------------------------------

Current spreads for lower-quality issues do not compensate investors for their higher credit risk.

VALUE EQUITY FUND

The stock market continued its impressive bull run through the third quarter of 1995. Technology continued to lead the market through July, although prices have faltered recently. Health-care and drug stocks have been strong performers as fears of drastic policy changes have subsided. Despite this outperformance, margins in the industry remain vulnerable to increased pricing pressures. This leads us to the recent barrage of earnings reports. Expectations for earnings this year have been extremely high, due to low borrowing costs and increased productivity. Earnings disappointments, despite these high objections, have not been out of line with prior years. Companies that meet Wall Street estimates have not seen large increases in the price of their shares. Stock prices of companies that miss their estimates have been beaten down. Earnings will continue to be a major determinant of individual stock performance.

We positioned the Fund somewhat more defensively as the market continued its advance. First, we have maintained a neutral market weighting in technology stocks by investing in "soft" technology issues. We feel that the distributors and suppliers of technology products will continue to benefit from strong demand, while maintaining margins. Also, we have maintained an overweighting in the financial sector, which should benefit from declining interest rates and a strong year for fee income. Value remains a priority in our equity selections, and we expect this emphasis to provide downside protection in a nervous market.

U.S. GOVERNMENT MONEY MARKET FUND/1/

Money market fund rates have stabilized as the Fed has remained neutral for most of 1995. We have maintained a relatively short average maturity and high credit quality in the U.S. Government Money Market Fund. We have invested only in direct obligations of the U.S. Government or its agencies, and will continue to use this practice in the future.

We extend our thanks to you for making the Brenton Funds part of your investment portfolio. We look forward to building our relationship together with you in the future. If you have any questions, would like a prospectus, or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

Douglas P. Muenzenmay
Trust Investment Officer/Portfolio Manager
Brenton Bank

/s/ Roy E. Rogers
Roy E. Rogers
Chairman
Brenton Mutual Funds


FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

/1/AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. YIELDS WILL FLUCTUATE, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE (NAV) OF $1 PER SHARE.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 15

                              Financial Highlights
                                    Page 20

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

                              U.S.        INTERMEDIATE
                           GOVERNMENT         U.S.
                              MONEY        GOVERNMENT   INTERMEDIATE    VALUE
                             MARKET        SECURITIES     TAX-FREE     EQUITY
                              FUND            FUND          FUND        FUND
                           -----------    ------------  ------------ -----------
         ASSETS:
Investments, at value....  $31,038,403    $31,791,384    $7,189,590  $22,462,028
Interest and dividends
 receivable..............        4,282        517,685        98,542       43,466
Receivable from brokers
 for investments sold....                                   198,993
Unamortized organization
 costs...................        7,434          1,424           472        1,428
Prepaid expenses and
 other assets............        5,298          2,868         5,308        5,303
                           -----------    -----------    ----------  -----------
    Total Assets.........   31,055,418     32,313,361     7,492,905   22,512,225
                           -----------    -----------    ----------  -----------
      LIABILITIES:
Dividends payable........      122,935        148,169        23,152       50,506
Investment securities
 purchased...............                                   201,500
Accrued expenses and
other payables:
  Investment advisory
   fees..................        3,735         11,926                     13,436
  Administration fees....        1,671          1,749           392        1,221
  12b-1 fees.............        1,245          1,305                        908
  Custodian, accounting
     and transfer agent
     fees................        4,540          1,729         2,145        1,412
  Legal and audit fees...        8,981          5,093         2,870        5,153
  Other..................        4,525          2,721         2,319        1,920
                           -----------    -----------    ----------  -----------
    Total Liabilities....      147,632        172,692       232,378       74,556
                           -----------    -----------    ----------  -----------
       NET ASSETS:
Capital..................   30,907,678     31,683,798     7,130,540   18,919,461
Undistributed net
 investment income.......                      25,952         4,121          250
Net unrealized
 appreciation from
 investments.............                     506,330       124,752    2,351,303
Accumulated undistributed
 net realized gains
 (losses) from investment
 transactions............          108        (75,391)        1,114    1,166,655
                           -----------    -----------    ----------  -----------
    Net Assets...........  $30,907,786    $32,140,689    $7,260,527  $22,437,669
                           ===========    ===========    ==========  ===========
Outstanding units of
beneficial interest
(shares).................   30,907,678      3,130,314       713,455    1,818,559
                           ===========    ===========    ==========  ===========
Net asset value--
 redemption price per
 share...................  $      1.00    $     10.27    $    10.18  $     12.34
                           ===========    ===========    ==========  ===========
Maximum Sales Charge.....                        3.50%         3.50%        4.00%
                                          -----------    ----------  -----------
Maximum Offering Price
 (100%/(100%-
 Maximum Sales Charge)
 of net asset value
 adjusted to nearest
 cent) per share.........  $      1.00(a) $     10.64    $    10.55  $     12.85
                           ===========    ===========    ==========  ===========
Investments, at cost.....  $31,038,403    $31,285,054    $7,064,838  $20,110,725
                           ===========    ===========    ==========  ===========

------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                          INTERMEDIATE
                                 U.S.         U.S.
                              GOVERNMENT   GOVERNMENT  INTERMEDIATE
                             MONEY MARKET  SECURITIES    TAX-FREE   VALUE EQUITY
                                 FUND         FUND         FUND         FUND
                             ------------ ------------ ------------ ------------
INVESTMENT INCOME:
Interest income............    $976,587    $  849,750    $166,151    $   19,650
Dividend income............                                             212,677
                               --------    ----------    --------    ----------
  Total Income.............     976,587       849,750     166,151       232,327
                               --------    ----------    --------    ----------
EXPENSES:
Investment advisory fees...      65,682        59,614      13,449        71,219
Administration fees........      32,872        23,845       6,726        19,248
Distribution and
 shareholder services
 fees......................      41,051        29,807       8,405        24,061
Custodian and accounting
 fees......................      19,886        17,897      24,710        18,491
Legal and audit fees.......      14,535         8,145       4,140         8,739
Organization costs.........       4,392           801         252           846
Trustees' fees and
 expenses..................         801           366         114           435
Transfer agent fees........      12,582        11,805      10,524        14,508
Registration and filing
 fees......................       2,127         1,488       1,098         1,785
Printing costs.............       4,164         2,286         822         2,607
Other......................       1,098           549         183           365
Expenses voluntarily
 reduced by investment
 adviser, administrator
 and/or distributor........     (79,241)      (29,817)    (20,520)      (22,177)
                               --------    ----------    --------    ----------
Total expenses before
 reimbursement by
 investment adviser........     119,949       126,786      49,903       140,127
Reimbursement of expenses
 by investment adviser.....                                (5,179)
                               --------    ----------    --------    ----------
  Total Expenses...........     119,949       126,786      44,724       140,127
                               --------    ----------    --------    ----------
Net Investment Income......     856,638       722,964     121,427        92,200
                               --------    ----------    --------    ----------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions..............          50        (5,476)      7,000     1,019,901
Net change in unrealized
 appreciation from
 investments...............                   427,771     118,232     1,393,996
                               --------    ----------    --------    ----------
Net realized/unrealized
 gains from investments....          50       422,295     125,232     2,413,897
                               --------    ----------    --------    ----------
Change in net assets
 resulting from operations.    $856,688    $1,145,259    $246,659    $2,506,097
                               ========    ==========    ========    ==========

                        See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            INTERMEDIATE
                             U.S. GOVERNMENT MONEY         U.S. GOVERNMENT
                                  MARKET FUND              SECURITIES FUND
                            -------------------------  ------------------------
                            SIX MONTHS    AUGUEST 10,  SIX MONTHS    AUGUST 10,
                               ENDED        1994 TO       ENDED       1994 TO
                             SEPTEMBER     MARCH 31,    SEPTEMBER    MARCH 31,
                              30, 1995     1995 (A)      30, 1995    1995 (A)
                            -----------  ------------  -----------  -----------
                            (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income....  $   856,638  $    815,087  $   722,964  $   480,445
 Net realized gains
  (losses) from
  investment transactions.           50            58       (5,476)     (69,915)
 Net change in unrealized
  appreciation from
  investments.............                                 427,771       78,559
                            -----------  ------------  -----------  -----------
Change in net assets
  resulting from
  operations..............      856,688       815,145    1,145,259      489,089
                            -----------  ------------  -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income..................     (856,638)     (815,087)    (708,331)    (469,126)
                            -----------  ------------  -----------  -----------
Change in net assets from
 shareholder
 distributions............     (856,638)     (815,087)    (708,331)    (469,126)
                            -----------  ------------  -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued..................   57,064,102   135,014,431   16,344,901   17,532,995
 Dividends reinvested.....       18,961         2,433      127,911       57,238
 Cost of shares redeemed..  (53,984,952) (107,207,297)  (1,207,510)  (1,171,737)
                            -----------  ------------  -----------  -----------
 Change in net assets from
   share transactions.....    3,098,111    27,809,567   15,265,302   16,418,496
                            -----------  ------------  -----------  -----------
 Change in net assets.....    3,098,161    27,809,625   15,702,230   16,438,459
                            -----------  ------------  -----------  -----------
NET ASSETS:
 Beginning of period......   27,809,625                 16,438,459
                            -----------  ------------  -----------  -----------
 End of period............  $30,907,786  $ 27,809,625  $32,140,689  $16,438,459
                            ===========  ============  ===========  ===========
SHARE TRANSACTIONS:
 Issued...................   57,064,102   135,014,431    1,590,387    1,758,263
 Reinvested...............       18,961         2,433       12,580        5,830
 Redeemed.................  (53,984,952) (107,207,297)    (118,700)    (118,046)
                            -----------  ------------  -----------  -----------
Change in shares..........    3,098,111    27,809,567    1,484,267    1,646,047
                            ===========  ============  ===========  ===========

------
(a) Period from commencement of operations.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                              INTERMEDIATE TAX-FREE         VALUE EQUITY
                                       FUND                     FUND
                             ------------------------  ------------------------

                              SIX MONTHS   AUGUST 10,  SIX MONTHS   AUGUST 10,
                                 ENDED      1994 TO      ENDED        1994 TO
                             SEPTEMBER 30, MARCH 31,   SEPTEMBER     MARCH 31,
                                 1995       1995 (A)    30, 1995     1995 (A)
                             ------------- ----------  -----------  -----------
                              (UNAUDITED)              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.....   $  121,427   $   79,887  $    92,200  $   108,278
 Net realized gains
   (losses) from investment
   transactions............        7,000       (5,886)   1,019,901      146,754
 Net change in unrealized
   appreciation from
   investments.............      118,232        6,520    1,393,996      957,307
                              ----------   ----------  -----------  -----------
Change in net assets
   resulting from
   operations..............      246,659       80,521    2,506,097    1,212,339
                              ----------   ----------  -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income...................     (119,642)     (77,551)     (89,643)    (110,585)
                              ----------   ----------  -----------  -----------
Change in net assets from
 shareholder distributions.     (119,642)     (77,551)     (89,643)    (110,585)
                              ----------   ----------  -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...................    1,163,247    7,403,398    5,490,923   15,156,029
 Dividends reinvested......        2,383          727       46,715       28,901
 Cost of shares redeemed...     (440,392)    (998,823)  (1,144,823)    (658,284)
                              ----------   ----------  -----------  -----------
 Change in net assets from
   share transactions......      725,238    6,405,302    4,392,815   14,526,646
                              ----------   ----------  -----------  -----------
 Change in net assets......      852,255    6,408,272    6,809,269   15,628,400
NET ASSETS:
 Beginning of period.......    6,408,272                15,628,400
                              ----------   ----------  -----------  -----------
 End of period.............   $7,260,527   $6,408,272  $22,437,669  $15,628,400
                              ==========   ==========  ===========  ===========
SHARE TRANSACTIONS:
 Issued....................      114,784      743,560      469,068    1,502,783
 Reinvested................          237           74        4,151        2,869
 Redeemed..................      (43,539)    (101,661)     (97,061)     (63,251)
                              ----------   ----------  -----------  -----------
Change in shares...........       71,482      641,973      376,158    1,442,401
                              ==========   ==========  ===========  ===========

------
(a) Period from commencement of operations.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                          SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------  -------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (94.8%):
 Federal Farm Credit Bank:
  2,000,000 5.60%, 11/3/95.........................................  $ 1,989,733
    130,000 5.73%, 11/30/95........................................      128,758
 Federal Home Loan Bank:
  1,500,000 5.65%, 10/10/95........................................    1,497,881
  1,415,000 5.59%, 10/13/95........................................    1,412,363
  3,000,000 5.54%, 10/16/95........................................    2,993,075
  2,050,000 5.57%, 10/18/95........................................    2,044,608
  2,000,000 5.70%, 10/30/95........................................    1,990,817
    125,000 5.73%, 11/6/95.........................................      124,284
  1,000,000 5.62%, 11/13/95........................................      993,287
  2,750,000 5.62%, 11/15/95........................................    2,730,656
  2,420,000 5.60%, 11/16/95........................................    2,402,684
  1,000,000 5.55%, 11/17/95........................................      992,754
    615,000 5.70%, 11/28/95........................................      609,352

------
Percentages indicated are based on net assets of $30,907,786.
(a) Cost for federal income tax purposes and financial reporting purposes are the same.

 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------  ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
  5,000,000 5.57%, 12/12/95.......................................   $ 4,944,300
  2,500,000 5.53%, 12/27/95.......................................     2,466,590
  1,000,000 5.54%, 12/29/95.......................................       986,304
  1,000,000 5.57%, 1/12/96........................................       984,064
                                                                     -----------
   Total U.S. Government Agencies                                     29,291,510
                                                                     -----------
 INVESTMENT COMPANIES (5.6%):
  1,746,893 Dreyfus Treasury Prime Money Market Fund..............     1,746,893
                                                                     -----------
   Total Investment Companies                                          1,746,893
                                                                     -----------
   Total (Cost--$31,038,403)(a)                                      $31,038,403
                                                                     ===========

                        See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------  ------------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (6.4%):
 Federal Home Loan Mortgage Corp.:
  1,000,000 8.00%, 12/15/18.......................................   $ 1,015,950
 Federal National Mortgage Assoc.:
  1,000,000 8.00%, 8/25/06........................................     1,032,300
                                                                     -----------
   Total Collateralized Mortgage Obligations                           2,048,250
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (80.3%):
 Federal Farm Credit Bank:
    500,000 6.10%, 7/24/00........................................       498,285
    300,000 6.92%, 5/13/02........................................       310,674
 Federal Home Loan Bank:
  3,000,000 6.11%, 5/17/96........................................     3,008,370
    500,000 7.32%, 2/24/98........................................       515,140
  1,000,000 7.02%, 7/6/99.........................................     1,031,040
    500,000 7.00%, 6/20/01........................................       519,535
  1,000,000 7.44%, 8/10/01........................................     1,057,240
  1,000,000 8.50%, 2/8/02.........................................     1,067,580
  2,000,000 6.50%, 6/5/02.........................................     2,020,940
  1,000,000 7.36%, 7/1/04.........................................     1,058,700
  1,000,000 9.02%, 1/19/05........................................     1,005,290
    500,000 6.85%, 5/26/05........................................       512,070
  3,000,000 6.32%, 6/28/05........................................     2,969,010
 Federal Home Loan Mortgage Corp.:
  1,500,000 6.55%, 10/2/02........................................     1,525,020
  1,000,000 7.95%, 7/28/04........................................     1,026,590
  1,000,000 7.73%, 8/10/04........................................     1,040,170
    700,000 7.18%, 8/25/05........................................       707,434
 Federal National Mortgage Assoc.:
  1,000,000 8.60%, 12/12/01.......................................     1,023,940
    700,000 6.85%, 4/5/04.........................................       716,338
  1,000,000 7.83%, 8/11/04........................................     1,026,830
    500,000 7.00%, 5/25/06........................................       499,820

------
Percentages indicated are based on net assets of $32,140,689.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............ $582,174
    Unrealized depreciation............  (75,844)
                                        --------
    Net unrealized appreciation........ $506,330
                                        ========

 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Government National Mortgage Assoc.:
 1,151,954 7.00%, 5/1/10..........................................   $ 1,149,512
 Student Loan Marketing Assoc.:
   500,000 8.30%, 12/9/99.........................................       507,925
   500,000 7.67%, 3/8/00..........................................       508,730
 Tennessee Valley Authority:
   500,000 7.63%, 9/15/99.........................................       506,250
                                                                     -----------
   Total U.S. Government Agencies                                     25,812,433
                                                                     -----------
 U.S. TREASURY NOTES (11.2%):
   500,000 6.13%, 7/31/96.........................................       501,490
   500,000 7.38%, 11/15/97........................................       514,535
 1,000,000 6.88%, 7/31/99.........................................     1,029,420
   500,000 5.88%, 2/15/04.........................................       489,145
 1,000,000 7.25%, 5/15/04.........................................     1,067,200
                                                                     -----------
   Total U.S. Treasury Notes                                           3,601,790
                                                                     -----------
 INVESTMENT COMPANIES (1.0%):
   328,911 Goldman Federal Money Market Portfolio.................       328,911
                                                                     -----------
   Total Investment Companies                                            328,911
                                                                     -----------
   Total (Cost--$31,285,054)(a)                                      $31,791,384
                                                                     ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS (95.6%):
 Arizona (1.3%):
   90,000  Scottsdale, Street & Highway User Revenue, 4.75%,
            7/1/00................................................   $   91,463
                                                                     ----------
 California (5.6%):
  200,000  California State, Series C, 5.75%, 4/25/96.............      202,050
  100,000  Los Angeles, GO, Series A, 5.50%, 9/1/04...............      104,250
  100,000  South Orange County, 5.10%, 8/15/01....................      102,500
                                                                     ----------
                                                                        408,800
                                                                     ----------
 Colorado (1.4%):
  100,000  Jefferson County, Public Library, 5.00% 12/1/03........      101,250
                                                                     ----------
 District of Columbia (1.4%):
  100,000  District of Columbia, GO, Series C, 5.25%, 6/1/01......      102,000
                                                                     ----------
 Florida (2.8%):
  200,000  Florida State Board of Education Capital Outlay, 5.75%,
            6/1/09................................................      205,250
                                                                     ----------
 Hawaii (1.4%):
  100,000  Honolulu, City & County, Series A, 4.70%, 1/1/98.......      101,500
                                                                     ----------
 Illinois (5.3%):
   25,000  Decatur, GO, 5.50%, 10/1/95............................       25,001
  200,000  Illinois State, 5.50%, 8/1/03..........................      208,250
  100,000  Illinois State Metropolitan Pier & Exposition
            Authority, 5.05%, 6/15/98.............................      102,125
   50,000  Illinois State Sales Tax Revenue, 6.70%, 6/15/96.......       50,937
                                                                     ----------
                                                                        386,313
                                                                     ----------
 Indiana (5.6%):
  200,000  Concord, Community Schools Building Corp., 5.30%,
            1/1/04................................................      203,750
  200,000  Indiana Bond Bank, 5.25%, 2/1/01.......................      204,500
                                                                     ----------
                                                                        408,250
                                                                     ----------
 Iowa (12.5%):
  200,000  Ames, GO, 5.20%, 6/1/05................................      202,500
  110,000  Ames, Hospital Revenue Bonds, 5.70%, 8/15/00...........      115,363
  100,000  Davenport, Series A, 5.40%, 6/1/06.....................      100,750
   80,000  Davenport, Hospital Facility Revenue, 5.10%, 7/1/97....       81,200
  100,000  Iowa Higher Education Loan Authority Revenue, Private
            College Facilities, 6.00%, 8/1/07.....................      100,125
  150,000  Ottumwa, Community School District, 5.10%, 6/1/04......      152,625
   50,000  Polk County, 6.10%, 6/1/99.............................       52,062
  100,000  Sloux City, School District, 5.00%, 6/1/01.............      101,625
                                                                     ----------
                                                                        906,250
                                                                     ----------
 Maryland (2.1%):
   50,000  Maryland State, Fourth Series, 6.55%, 10/15/97.........       52,563
  100,000  Prince Georges County, GO, 5.40%, 1/15/01..............      103,875
                                                                     ----------
                                                                        156,438
                                                                     ----------

                                   Continued

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------
 MUNICIPAL BONDS, CONTINUED:
 Massachusetts (0.7%):
   50,000  Massachusetts State Water Authority, 7.00%, 4/1/99.......   $ 54,000
                                                                       --------
 Minnesota (9.1%):
  150,000  Bloomington, Ref-Highway, 6.00%, 12/1/99.................    158,625
  250,000  Hennepin County, GO, 5.90%, 12/1/96......................    255,890
   90,000  Rosemount, Port Authority, 5.50%, 2/1/06.................     91,912
  150,000  Southern Minnesota Municipal Power Agency, Series B,
            5.00%, 1/1/98...........................................    151,500
                                                                       --------
                                                                        657,927
                                                                       --------
 Nebraska (1.7%):
  125,000  Omaha, Public Power District, Series B, 4.80%, 2/1/01....    126,250
                                                                       --------
 Nevada (2.7%):
  200,000  Nevada State University, 4.30%, 8/1/02...................    194,250
                                                                       --------
 New Mexico (1.4%):
  100,000  Albuquerque, School District #12, 4.20%, 8/1/99..........     99,500
                                                                       --------
 New York (2.8%):
  100,000  Hempstead Town, Series A, 5.40%, 3/1/05..................    102,625
  100,000  New York State Dorm Authority Revenues, 5.50%, 5/15/06...    103,750
                                                                       --------
                                                                        206,375
                                                                       --------
 North Carolina (2.8%):
  200,000  North Carolina Municipal Power Agency, 5.90%, 1/1/03.....    205,250
                                                                       --------
 North Dakota (1.0%):
   75,000  West Fargo, Series D, 4.00%, 5/1/02......................     69,844
                                                                       --------
 Pennsylvania (1.4%):
  100,000  Bensalem Township, Water & Sewer Revenue, 5.90%, 12/1/04.    105,000
                                                                       --------
 Rhode Island (1.5%):
  100,000  Providence, GO, 6.10%, 9/1/98............................    105,375
                                                                       --------
 South Carolina (2.8%):
  200,000  Piedmont Municipal Power South Carolina Electric, 5.00%,
            1/1/01..................................................    200,500
                                                                       --------
 South Dakota (1.4%):
  100,000  South Dakota Housing Development Authority, Series E,
            5.80%, 5/1/03...........................................    101,750
                                                                       --------
 Texas (10.2%):
   25,000  Dallas, GO, 7.00%, 8/15/99...............................     26,250
  150,000  Dallas, Independent School District, Public Property
            Finance Contractual Obligation,
            5.30%, 8/15/97..........................................    153,562
  200,000  Houston, Series C, 5.80%, 3/1/02.........................    212,500
  100,000  McLennan County, GO, 6.25%, 6/1/97.......................    103,375
  100,000  Tarrant County, Water Revenue Bonds, 5.70%, 3/1/01.......    104,750

                                   Continued

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995

 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS, CONTINUED:
 Texas, continued:
  100,000  Texas State, Series B, 5.00%, 10/1/03..................   $  101,750
   35,000  Texas State National Research Laboratory, 6.90%,
            4/1/98................................................       37,144
                                                                     ----------
                                                                        739,331
                                                                     ----------
 Washington (7.8%):
  100,000  Grant County, Public Utility, 5.10%, 1/1/00............      102,625
  150,000  Seattle, Municipal Light & Power Revenue, 6.00%,
            7/1/99................................................      159,000
  100,000  Washington State, Series R-93B, 4.88%, 10/1/02.........      101,500
  200,000  Washington State Housing Finance Revenue Bonds, Series
            1A-1, 5.05%, 6/1/00...................................      201,250
                                                                     ----------
                                                                        564,375
                                                                     ----------
 Wisconsin (8.9%):
   50,000  Ashland, School District, 5.90%, 4/1/00................       52,750
   35,000  Beloit, GO, 5.55%, 4/1/00..............................       36,313
  100,000  Kenosha County, Series E, 5.70%, 11/1/08...............      102,250
   50,000  Milwaukee County, GO, 6.30%, 10/1/95...................       50,003
  100,000  Milwaukee County, Series A, 5.50%, 12/1/06.............      102,500
  200,000  Wisconsin Housing & Economic Development Authority,
            Series D, 5.75%, 1/1/04...............................      199,750
  100,000  Wisconsin State, GO, Series 1, 4.40%, 5/1/98...........      100,375
                                                                     ----------
                                                                        643,941
                                                                     ----------
   Total Municipal Bonds                                              6,941,182
                                                                     ----------
 INVESTMENT COMPANIES (3.4%):
  248,408  Benchmark Tax Exempt Money Market Portfolio............      248,408
                                                                     ----------
   Total Investment Companies                                           248,408
                                                                     ----------
   Total (Cost--$7,064,838)(a)                                       $7,189,590
                                                                     ==========

------
Percentages indicated are based on net assets of $7,260,527.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............. $127,719
    Unrealized depreciation.............   (2,967)
                                         --------
    Net unrealized appreciation......... $124,752
                                         ========

GO--General Obligations

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ -----------------------------------------------------------  -----------
 COMMON STOCKS (98.0%):
 Auto Parts (2.0%):
  6,000 TRW, Inc...................................................  $   446,250
                                                                     -----------
 Banks (6.2%):
  8,000 BankAmerica Corp...........................................      479,000
  8,000 Barnett Banks, Inc.........................................      453,000
  5,900 J. P. Morgan & Co..........................................      456,513
                                                                     -----------
                                                                       1,388,513
                                                                     -----------
 Beverages (2.4%):
  8,700 Anheuser-Busch Co..........................................      542,663
                                                                     -----------
 Business Equipment & Services (2.0%):
 15,500 WMX Technologies...........................................      441,750
                                                                     -----------
 Chemicals (6.1%):
  6,700 Great Lakes Chemical Corp..................................      453,088
  8,000 IMC Global, Inc............................................      507,000
  8,500 Sigma Aldrich Corp.........................................      412,250
                                                                     -----------
                                                                       1,372,338
                                                                     -----------
 Electrical Equipment (5.5%):
 10,500 AMP, Inc...................................................      404,250
  4,900 Emerson Electric...........................................      350,350
  7,500 General Electric Co........................................      478,125
                                                                     -----------
                                                                       1,232,725
                                                                     -----------
 Electronic Components (3.7%):
 14,000 Advanced Micro Devices, Inc.(b)............................      407,750
  8,000 Arrow Electronics, Inc.(b).................................      435,000
                                                                     -----------
                                                                         842,750
                                                                     -----------
 Financial Services (5.2%):
 20,000 Capital One Financial Corp.................................      587,500
 10,000 MGIC Investment Corp.......................................      572,500
                                                                     -----------
                                                                       1,160,000
                                                                     -----------
 Food & Related (6.3%):
 31,095 Archer Daniels Midland Co..................................      478,086
 15,000 Dean Foods Co..............................................      427,500
  8,000 Hershey Foods..............................................      515,000
                                                                     -----------
                                                                       1,420,586
                                                                     -----------
 Forest & Paper Products (1.9%):
  6,500 Kimberly Clark Corp........................................      436,312
                                                                     -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ -----------------------------------------------------------  -----------
 COMMON STOCKS, CONTINUED:
 Health Care (4.5%):
  6,500 Bristol Myers Squibb Corp..................................  $   473,687
  9,600 Merck & Co., Inc...........................................      537,600
                                                                     -----------
                                                                       1,011,287
                                                                     -----------
 Household Supply & Management (4.0%):
 10,000 Columbia HCA Healthcare Corp...............................      486,250
 20,000 Humana, Inc.(b)............................................      402,500
                                                                     -----------
                                                                         888,750
                                                                     -----------
 Household-General Products (4.2%):
 19,000 Newell Co..................................................      470,250
  8,000 Whirlpool Corp.............................................      462,000
                                                                     -----------
                                                                         932,250
                                                                     -----------
 Insurance (8.9%):
  3,500 Loews Corp.................................................      509,250
  8,000 SAFECO Corp................................................      525,000
 10,000 Unum Corp..................................................      527,500
 16,000 Value Health, Inc.(b)......................................      424,000
                                                                     -----------
                                                                       1,985,750
                                                                     -----------
 Metal Fabrication (1.8%):
 13,000 Trinity Industries.........................................      403,000
                                                                     -----------
 Motor Vehicles (3.8%):
 11,000 General Motors Corp., Class H..............................      451,000
  9,000 General Motors Corp., Class E..............................      409,500
                                                                     -----------
                                                                         860,500
                                                                     -----------
 Multiple Industry (3.9%):
 17,000 Dial Corp..................................................      420,750
  8,100 Minnesota Mining & Manufacturing...........................      457,650
                                                                     -----------
                                                                         878,400
                                                                     -----------
 Petroleum (7.5%):
  5,800 Amoco Corp.................................................      371,925
  4,100 Mobil Corp.................................................      408,463
  6,500 Schlumberger Limited.......................................      424,125
 15,300 Sonat, Inc.................................................      489,600
                                                                     -----------
                                                                       1,694,113
                                                                     -----------
 Retail (6.0%):
  6,500 Dayton Hudson Corp.........................................      493,187

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ -----------------------------------------------------------  -----------
 COMMON STOCKS, CONTINUED:
 Retail, continued:
 14,000 Dillard Department Stores..................................  $   446,250
 15,000 Toys R Us(b)...............................................      405,000
                                                                     -----------
                                                                       1,344,437
                                                                     -----------
 Tires & Rubber Products (1.7%):
  7,350 Bandag, Inc................................................      388,631
                                                                     -----------
 Tobacco (2.4%):
  6,515 Philip Morris Cos., Inc....................................      544,003
                                                                     -----------
 Utilities-Electric (3.8%):
 20,000 AES Corp.(b)...............................................      380,000
 10,500 Houston Industries, Inc....................................      463,312
                                                                     -----------
                                                                         843,312
                                                                     -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------- ---------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Utilities-Telecommunications (4.2%):
  12,300 GTE Corp.................................................   $   482,775
  14,000 Worldcom, Inc.(b)........................................       449,750
                                                                     -----------
                                                                         932,525
                                                                     -----------
   Total Common Stocks                                                21,990,845
                                                                     -----------
 INVESTMENT COMPANIES (2.1%):
 471,183 Goldman Federal Money Market  Portfolio..................       471,183
                                                                     -----------
   Total Investment Companies                                            471,183
                                                                     -----------
   Total (Cost--$20,110,725)(a)                                      $22,462,028
                                                                     ===========

------
Percentages indicated are based on net assets of $22,437,669.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........... $2,793,926
    Unrealized depreciation...........   (442,623)
                                       ----------
    Net unrealized appreciation....... $2,351,303
                                       ==========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

1. ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, the Brenton Intermediate Tax-Free Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), each a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The Group is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sales of shares of the Funds may be made to the general public.

2. SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   SECURITIES VALUATION:

   Investments of the U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the U.S. Government Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

   Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, and U.S. Government securities and U.S. Government agency securities of the Intermediate U.S. Government Securities Fund, the Intermediate Tax-Free Fund, and the Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which the investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund and the Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carryforwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

   OTHER:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Funds. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the period from April 1, 1995 to September 30, 1995 are as follows:

                                                          PURCHASES    SALES
                                                         ----------- ----------
  Intermediate U.S. Government Securities Fund.......... $12,925,646 $   54,448
  Intermediate Tax-Free Fund............................   1,611,468    402,242
  Value Equity Fund.....................................  10,371,827  5,732,812

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Funds by Brenton Bank, N.A. ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment advisor to the U.S. Government Money Market Fund. For such services, the Northern Trust Company receives an annual fee of 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 The Winsbury Company Limited Partnership d/b/a The Winsbury Company ("Winsbury") is an Ohio limited partnership. The sole general partner of Winsbury is BISYS Fund Services, Inc. The sole limited partner of Winsbury is WC Subsidiary Corporation. BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., and WC Subsidiary Corporation are all subsidiaries of The BISYS Group, Inc. On October 10, 1995, Winsbury changed its name to BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services.

 Winsbury, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 trustees of the Group. Under the terms of the administration agreement, Winsbury's fees are computed daily as a percentage of the average net assets of each of the Funds.

 BISYS Fund Services Ohio, Inc. (the "Company"), an affiliate of Winsbury, serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, the Company is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. The Company also serves as fund accountant. Under the terms of the fund accounting agreement, the Company receives fees monthly at an annual rate of $30,000 for the U.S. Government Money Market Fund, the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, and $40,000 for the Intermediate Tax-Free Fund, plus certain out-of-pocket expenses.

 The Funds have adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse Winsbury, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of the average daily net asset value of the Funds. These fees are used by Winsbury to pay banks, including Brenton Bank, broker dealers and other institutions, or to reimburse Winsbury or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 Information regarding these transactions is as follows for the period from April 1, 1995 to September 30, 1995:

                                U.S.         INTERMEDIATE
                             GOVERNMENT          U.S.
                                MONEY         GOVERNMENT      INTERMEDIATE         VALUE
                               MARKET         SECURITIES        TAX-FREE          EQUITY
                                FUND             FUND             FUND             FUND
                           ---------------  ---------------  ---------------  ---------------
  INVESTMENT ADVISORY
   FEES:
  Annual fee before
   voluntary fee
   reductions (percentage   0.40% of first   0.50% of first   0.40% of first   0.74% of first
   of average net assets).    $250 million      $25 million      $25 million      $25 million
                           0.30% of excess  0.30% of excess  0.30% of excess  0.30% of excess
  Voluntary fee
   reductions.............         $41,028           $2,838          $12,115              $80
  ADMINISTRATION FEES:
  Annual fee before
   voluntary fee
   reductions (percentage
   of average net assets).            0.20%            0.20%            0.20%            0.20%
  Voluntary fee
   reductions.............                              $69                               $21
  DISTRIBUTION AND
   SERVICES FEES:
  Annual fee before
   voluntary fee
   reductions (percentage
   of average net assets).            0.50%            0.50%            0.50%            0.50%
  Voluntary fee
   reductions.............         $38,213          $26,910           $8,405          $22,076
  TRANSFER AGENT & FUND
   ACCOUNTANT FEES:.......         $27,779          $27,986          $34,295          $30,437

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                             INTERMEDIATE
                              U.S. GOVERNMENT              U.S. GOVERNMENT
                             MONEY MARKET FUND             SECURITIES FUND
                          -------------------------    -------------------------
                           SIX MONTHS    AUGUST 10,     SIX MONTHS    AUGUST 10,
                              ENDED       1994 TO          ENDED       1994 TO
                          SEPTEMBER 30,  MARCH 31,     SEPTEMBER 30,  MARCH 31,
                              1995        1995 (A)         1995        1995 (A)
                          -------------  ----------    -------------  ----------
                           (UNAUDITED)                  (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $  1.00      $  1.00         $  9.99      $ 10.00
                             -------      -------         -------      -------
INVESTMENT ACTIVITIES
 Net investment income..       0.026        0.028            0.30         0.35
 Net realized and
    unrealized gains
    (losses) from
    investments.........                                     0.28        (0.02)
                             -------      -------         -------      -------
    Total from
     Investment
     Activities.........       0.026        0.028            0.58         0.33
                             -------      -------         -------      -------
DISTRIBUTIONS
 Net investment income..      (0.026)      (0.028)          (0.30)       (0.34)
                             -------      -------         -------      -------
    Total Distributions.      (0.026)      (0.028)          (0.30)       (0.34)
                             -------      -------         -------      -------
NET ASSET VALUE,
 END OF PERIOD..........     $  1.00      $  1.00         $ 10.27      $  9.99
                             =======      =======         =======      =======
Total Return (excludes
 sales charge)..........        2.63%(b)     2.84%(b)        5.82%(b)     3.42%(b)
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
  period (000)..........     $30,908      $27,810         $32,141      $16,438
 Ratio of expenses to
  average net assets....        0.73%(c)     0.97%(c)        1.06%(c)     1.53%(c)
 Ratio of net investment
  income to average net
  assets................        5.20%(c)     4.37%(c)        6.05%(c)     5.71%(c)
 Ratio of expenses to
  average net assets*...        1.46%(c)     1.66%(c)        1.54%(c)     2.03%(c)
 Ratio of net investment
  income to average net
  assets*...............        4.47%(c)     3.68%(c)        5.57%(c)     5.21%(c)
 Portfolio Turnover.....                                     0.28%       20.69%

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                INTERMEDIATE
                               TAX-FREE FUND             VALUE EQUITY FUND
                          -------------------------   -------------------------
                           SIX MONTHS    AUGUST 10,    SIX MONTHS    AUGUST 10,
                              ENDED       1994 TO         ENDED       1994 TO
                          SEPTEMBER 30,  MARCH 31,    SEPTEMBER 30,  MARCH 31,
                              1995        1995 (A)        1995        1995 (A)
                          -------------  ----------   -------------  ----------
                           (UNAUDITED)                 (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $ 9.98        $10.00        $ 10.83      $ 10.00
                             ------        ------        -------      -------
INVESTMENT ACTIVITIES
 Net investment income..       0.18          0.15           0.05         0.09
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.20         (0.03)          1.51         0.83
                             ------        ------        -------      -------
  Total from Investment
   Activities...........       0.38          0.12           1.56         0.92
                             ------        ------        -------      -------
DISTRIBUTIONS
 Net investment income..      (0.18)        (0.14)         (0.05)       (0.09)
                             ------        ------        -------      -------
  Total Distributions...      (0.18)        (0.14)         (0.05)       (0.09)
                             ------        ------        -------      -------
NET ASSET VALUE,
 END OF PERIOD..........     $10.18        $ 9.98        $ 12.34      $ 10.83
                             ======        ======        =======      =======
Total Return (excludes
 sales charge)..........       3.81%(b)      1.27%(b)      14.44%(b)     9.25%(b)
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
  period (000)..........     $7,261        $6,408        $22,438      $15,628
 Ratio of expenses to
  average net assets....       1.33%(c)      2.47%(c)       1.45%(c)     1.80%(c)
 Ratio of net investment
  income to average net
  assets................       3.60%(c)      2.41%(c)       0.96%(c)     1.39%(c)
 Ratio of expenses to
  average net assets*...       2.19%(c)      2.97%(c)       1.93%(c)     2.30%(c)
 Ratio of net investment
  income to average net
  assets*...............       2.74%(c)      1.91%(c)       0.47%(c)     0.89%(c)
 Portfolio Turnover.....       6.49%         3.03%         31.08%       18.30%

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

INVESTMENT ADVISOR
Brenton Bank, N.A.
400 Locust Street
Des Moines, Iowa

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


                        [Logo of Brenton Mutual Funds]


                            [Logo of Brenton Bank]

                              Investment Advisor



                              SEMI-ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                              SEPTEMBER 30, 1995